Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Summary of Expendable Spare Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Expendable spare parts	$ 79,427	$ 83,151
Supplies	8,907	7,244
Total	$ 88,334	$ 90,395